UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Santander Consumer (UK) plc

(Exact name of securitizer as specified in its charter)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period to

Date of Report (Date of earliest event reported):

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

X_ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001569636

Motor 2017-1 PLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): 0001716142

Central Index Key Number of underwriter (if applicable): ___________

Diane Roberts, +44 1908 971203

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01 Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.03 Notice of Termination of Duty to File Reports under Rule 15Ga-1

Not applicable.

PART II: FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Santander Consumer (UK) plc, as securitizer and depositor, is filing this Form ABS-15G in respect of an issuance of asset-backed securities by Motor 2017-1 PLC, as issuing entity under Santander Consumer (UK) plc’s asset-backed securities issuance program, in reliance on Rule 144A and Regulation S under the U.S. Securities Act of 1933, as amended, and a Third Party Due Diligence Report obtained from Deloitte LLP in connection with that issuance.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Santander Consumer (UK) plc

Securitizer and Depositor

By: /s/  Diane Roberts

Name: Diane Roberts

Title: Duly Authorised Attorney

Date: 1 September 2017

The Board of Directors

Motor 2017-1 PLC

35 Great St. Helen’s

London

EC3A 6AP

United Kingdom

(the “Issuer”)

Santander Consumer (UK) PLC

Santander House

86 Station Road
Redhill
Surrey RH1 1SR

United Kingdom

(the “Seller”)

29 August 2017

PROPOSED ISSUE BY MOTOR 2017-1 PLC OF AUTO LOAN BACKED FLOATING AND FIXED RATE SECURITIES (the “Issue”)

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Arranger and the Managers (defined in Appendix 2 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of auto loan backed floating and fixed rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Arranger and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Seller, to the Arranger and to the Managers identified in Appendix 2 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer and the Seller, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Arranger and the Managers.

The procedures that we performed and our findings are as follows:

1.	Scope of our work and factual findings

The procedures performed were as described in Appendix 4 of the Engagement Letter (the “Agreed Upon Procedures”).

Deloitte LLP has no responsibility for the accuracy or completeness of the information provided by or on behalf of the Issuer and the Seller, even if Deloitte LLP had reason to know or should have known of such inaccuracy or incompleteness.

We have carried out the Agreed Upon Procedures during the period 8 to 9 August 2017.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company's records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

Pool agreed upon procedures – auto loan portfolio

The Seller provided a data file “Motor 2017-1 Agreement Number List.xlsx” (the “First Pool Run”) containing a total of 88,149 auto loan account numbers for each auto loan in the Loan Pool. A random sample of 458 auto loans was selected from the First Pool Run using the sampling approach above (the “Sample”). The Seller then provided a data file “Motor_2017_AUP_Sample.xlsx” which contained information for each loan in the Sample (the “Sample Pool”) as at 31 July 2017 (the “Cut-off Date”).

The procedures we have undertaken, set out in paragraphs 2.1 to 2.22 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Loan Agreement (the “Agreement”), Dealer Documentation, Proof of Identity (drivers licence or identification card), SCUK Loan Administration system NICS (“NICS system”) and Ficres system (together with the NICS system, the “System”).

Objectives

On the assumption that the information in the First Pool Run is a complete and accurate representation of the Loan Pool, the sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For each loan in the Sample Pool, using the information supplied in the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

1.1.	Contract Number

For each loan in the Sample Pool, we compared whether the contract number shown in the Sample Pool agreed with that shown on the Agreement. We found that the contract number agreed to the Agreement with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.2.	Borrower Name

For each loan in the Sample Pool, we compared whether the borrower name shown in the Sample Pool contained a Forename and Surname and substantially agreed to that shown on the Agreement. Substantially agreed is defined as being able to identify the name where minor spelling errors or reversals of initials had occurred. We found that the borrower name substantially agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.3.	Borrower Post Code

For each loan in the Sample Pool, we compared whether the borrower post code shown in the Sample Pool agreed with that shown on the Agreement, or if different, to the NICS system. We found that the borrower postcode agreed to the Agreement, or if different, to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.4.	Contract Start Date

For each loan in the Sample Pool, we compared whether the contract start date shown in the Sample Pool agreed with that shown on the Agreement or NICS system to within +/- 1 month. We found that the contract start date agreed to the Agreement or NICS system to within +/- 1 month, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.5.	Interest Payment Date

For each loan in the Sample Pool, we compared whether the Interest Payment Date (IPD) shown in the Sample Pool agreed with that shown on the Agreement, or if different, to the NICS system. We found that the IPD agreed to the Agreement, or if different, to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.6.	Loan Maturity Date

For each loan in the Sample Pool, we compared whether the loan maturity date shown in the Sample Pool agreed with that shown on the Agreement (calculated by adding the loan term to the contract start date). We found that the loan maturity date agreed to the Agreement with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.7.	Deposit

For each loan in the Sample Pool, we compared whether the deposit shown in the Sample Pool agreed to that shown on the Agreement. We found that the deposit agreed to the Agreement with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.8.	Original Financed Amount

For each loan in the Sample Pool, we compared whether the original financed amount shown in the Sample Pool agreed to that shown on the Agreement. We found that the original financed amount agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.9.	Loan Type

For each loan in the Sample Pool, we compared whether the loan type “Secured” or “Unsecured” shown in the Sample Pool agreed with that shown on the Agreement. We found that the loan status agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.10.	Current Loan Balance

For each loan in the Sample Pool, we compared whether the current balance shown in the Sample Pool agreed with that shown on the NICS system as at cut-off date (calculated as: Financed Balance – Deferred Charges), to within £100. For cases with 0% APR the Deferred Charges were not included. We found that the current loan balance agreed to the NICS system to within £100, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.11.	Balloon Amount

For each loan in the Sample Pool, we compared whether the balloon amount shown in the Sample Pool agreed with that shown on the Agreement. For PCP type loans we compared whether the Guaranteed Future Value (GFV) payment shown in the Sample Pool agreed to that shown on the Agreement. We found that the balloon amount or GFV payment agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.12.	Original Sales Price

For each loan in the Sample Pool, we compared whether the original sale price shown in the Sample Pool (calculated as: Deposit + Original Financed Amount) agreed to that shown on the Agreement. We found that the original sale price agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.13.	APR

For each loan in the Sample Pool, we compared whether the APR shown in the Sample Pool agreed to that shown on the Agreement, to within 0.1%. We found that the APR agreed to the Agreement, to within 0.1%, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.	Vehicle Details

1.14.1	For each loan in the Sample Pool, we compared whether the vehicle manufacturer shown in the Sample Pool agreed with that shown on the Agreement. We found that the vehicle manufacturer agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.2	For each loan in the Sample Pool, we compared whether the year of manufacturer shown in the Sample Pool agreed with that shown on the Agreement. We found that the year of manufacturer agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.3	For each loan in the Sample Pool, we compared whether the vehicle model shown in the Sample Pool agreed with that shown on the Agreement. We found that the vehicle model agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.4	For each loan in the Sample Pool, we compared whether the vehicle registration number shown in the Sample Pool agreed with that shown on the Agreement, or if different, to the NICS system. We found that the vehicle registration number agreed to the Agreement, or if different, to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.14.5	For each loan in the Sample Pool, we compared whether the vehicle status “New” or “Used” shown in the Sample Pool agreed with that shown on the Agreement. We found that the vehicle status agreed to the Agreement, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.15.	Payment Method

For each loan in the Sample Pool, we compared whether the payment method shown in the Sample Pool agreed with that shown on the NICS system. We found that the payment method agreed to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.16.	Asset Type

For each loan in the Sample Pool, we compared whether the asset type “L” or “C” shown in the Sample Pool agreed with that shown on the NICS system. We found that the asset type agreed to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.17.	Instalment Amount

For each loan in the Sample Pool, we compared whether the instalment amount shown in the Sample Pool agreed to that shown on the Agreement, or if different, to the NICS system. We found that the instalment amount agreed to the Agreement, or if different, to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.18.	Credit Agreement Signature

For each loan in the Sample Pool, we compared that the credit agreement had been signed in the space designated for the borrower, without reference to the form or legibility of the signature. We found that the credit agreement had been signed in the space designated for the borrower, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.19.	Current Arrears Balance

For each loan in the Sample Pool, we compared whether the current arrears balance shown in the Sample Pool agreed to that shown on the NICS system as at cut-off date. We found that the current arrears balance agreed to the NICS system, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.20.	Dealer/Broker Code or Dealer/Broker Name

For each loan in the Sample Pool, we compared whether the dealer/broker code shown in the Sample Pool agreed to that on the Agreement, or the dealer/broker name shown in the Sample Pool substantially agreed to that shown on the Agreement or Dealer Documentation. Substantially agreed is defined as being able to identify the name where minor spelling errors or abbreviations had occurred. We found that the dealer/broker code agreed to the Agreement, or dealer/broker name substantially agreed to the Agreement or Dealer Documentation, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.21.	Date of Birth of Borrower

For each loan in the Sample Pool, we compared whether the Date of Birth (DOB) of the borrower shown in the Sample Pool agreed to that shown on the Agreement or Proof of Identity. We found that the DOB agreed to the Agreement or Proof of Identity, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

1.22.	Credit Score

For each loan in the Sample Pool, we compared whether the credit score shown in the Sample Pool agreed to that shown on the System. We found that the credit score agreed to the System, with no exceptions.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contained errors.

2.	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit, the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this report in connection with any offering of securities outside the United States.

3.	Use of this Asset Agreed Upon Procedures Letter

Subject to the terms specified in our Engagement Letter dated 25 August 2017, this Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Seller, the Arranger and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Arranger and the Managers. This Agreed Upon Procedure Letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Letter, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter dated 25 August 2017. For the avoidance of doubt, the Arranger and the Managers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

Deloitte LLP